Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the years ended December 31, 2019 and 2020, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive income/ (loss):

	Year ended September 30, 2018	Three months ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Management fees-related parties
Management fees – Pavimar (a)	$111,480	$29,440	$212,300	$768,000
Management fees – Castor Ships (d)	—	—	—	162,500

Included in Voyage expenses
Charter hire commissions (b),(d)	$—	$—	$40,471	$29,769

Included in Interest and finance costs
Interest expenses (c) – Thalassa	$—	$—	$162,500	$305,000

Included in General and administrative expenses
Administration fees – Castor Ships (d)	$—	$—	$—	$400,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (d)	$—	$—	$—	$138,600

As of December 31, 2019 and 2020, balances with related parties consisted of the following:

	December 31, 2019	December 31, 2020
Assets:
Working capital advances granted to Pavimar (a)	$759,386	$1,559,132

Liabilities:
Related party debt (c) – Thalassa	$5,000,000	$5,000,000
Accrued loan interest (c) – Thalassa	100,000	405,000
Voyage Commissions due to Castor Ships (d)	—	1,941